Accrued Expenses and other current liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses and other current liabilities
Accrued advertising expense	$ 15,062,381	$ 6,442,327
Accrued shipping and handling expenses	54,614,837	16,979,115
Accrued payroll	21,224,480	8,049,376
Social benefit provision	2,954,756	2,189,601
Deposits from delivery service providers	10,311,553	3,730,277
Other tax payable	29,091,190	8,823,374
Income tax payable	15,341,849	690,410
Accrued rental expenses	3,557,804	1,580,588
Accrued administrative expenses	8,679,322	2,028,619
Amounts received on behalf of third-party merchants	34,720,189
Others	769,158	2,162,756
Total	$ 196,327,519	$ 52,676,443